                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
             FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U. S. A.)
                               SEPARATE ACCOUNT H
                            DATED SEPTEMBER, 16, 2002

The "Performance Data" section of the Statement of Additional Information is amended to add performance data as follows:

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2001
               (NOT REFLECTING THE OPTIONAL EER AND GRIB II FEES)

                                                                              SINCE INCEPTION OR
                                                                            10 YEARS WHICHEVER IS
PORTFOLIO                                      1 YEAR           5 YEAR              SHORTER         INCEPTION DATE
Alger American Balanced Portfolio              -8.82%           11.76%              10.11%             9/4/1989
Alger American Leveraged AllCap Portfolio     -21.72%           13.88%              20.65%             1/25/1995
Credit Suisse Trust-Emerging Markets
Portfolio                                     -15.70%            N/A                -4.36%            12/31/1997
Credit Suisse Trust-Global Post-Venture
Capital Portfolio                             -33.30%            0.47%               0.09%             9/30/1996
Dreyfus I.P. MidCap Stock Portfolio            -9.88%            N/A                 0.38%            10/15/1993
Dreyfus Socially Responsible Growth
Fund, Inc. Portfolio                          -27.94%            5.83%              10.68%             5/1/1998
INVESCO VIF-Utilities Fund Portfolio          -36.80%            3.40%               5.36%             1/3/1995
Scudder 21st Century Growth Portfolio         -28.55%            N/A                -1.74%             5/3/1999
Scudder Capital Growth Portfolio              -24.97%            8.02%               9.57%             5/3/1999
Scudder Global Discovery Portfolio            -29.90%            6.72%               6.84%             5/1/1997
Scudder Growth and Income Portfolio           -17.47%            2.67%               8.79%             1/1/1990
Scudder Health Sciences Portfolio               N/A              N/A                -0.47%             5/1/1996
Scudder International Portfolio               -35.32%           -0.79%               4.47%             5/5/1998
Scudder Aggressive Growth Portfolio           -27.86%            N/A                -2.52%             5/1/1996
Scudder Blue Chip Portfolio                   -21.92%            N/A                 1.62%             1/1/1990
Scudder Contrarian Value Portfolio             -6.80%            1.02%               3.84%             1/1/1990
Scudder Global Blue Chip Portfolio            -23.69%            N/A                -3.71%             5/2/1994
Scudder Government Securities Portfolio        -3.65%           -1.35%              -1.43%             5/1/2001
Scudder Growth Portfolio                      -34.10%           -9.84%              -2.82%             1/1/1990
Scudder High Income Portfolio                 -15.98%           -9.80%              -3.93%             1/1/1990
Scudder International Select Equity
Portfolio                                     -40.26%          -11.02%              -1.78%             1/6/1992

                                                                              SINCE INCEPTION OR
                                                                            10 YEARS WHICHEVER IS
PORTFOLIO                                      1 YEAR           5 YEAR              SHORTER         INCEPTION DATE
Scudder Investment Grade Bond Portfolio        -6.26%            0.02%               0.60%            5/1/1996
Scudder Money Market Portfolio                 -3.34%            2.72%               1.06%            1/1/1990
Scudder Small Cap Growth Portfolio            -43.55%           -6.32%               2.43%            5/2/1994
Scudder Technology Growth Portfolio           -37.05%            N/A                -5.70%            5/3/1999
Scudder Total Return Portfolio                -18.29%           -5.42%              -2.31%            1/1/1990
SVS Davis Venture Value Portfolio               N/A              N/A               -11.15%            5/1/2001
SVS Dreman Financial Services Portfolio       -12.86%            N/A                -0.80%            5/4/1998
SVS Dreman High Return Equity Portfolio        -6.55%            N/A                -0.51%            5/4/1998
SVS Dreman Small Cap Value Portfolio           9.70%             2.96%               2.91%            5/1/1996
SVS Eagle Focused Large Cap Growth
Portfolio                                     -22.71%            N/A                -6.04%           10/29/1999
SVS Focus Value + Growth Portfolio            -25.78%            0.71%               3.10%            5/1/1996
SVS Index 500 Portfolio                       -18.61%            N/A                -9.78%            9/1/1999
SVS INVESCO Dynamic Growth Portfolio            N/A              N/A               -17.65%            5/1/2001
SVS Janus Growth And Income Portfolio         -18.95%            N/A                -8.02%           10/29/1999
SVS Janus Growth Opportunities Portfolio      -28.88%            N/A               -13.76%           10/29/1999
SVS MFS Strategic Value Portfolio               N/A              N/A                  N/A             5/1/2002
SVS Oak Strategic Equity Portfolio              N/A              N/A               -28.79%            5/1/2001
SVS Turner Mid-Cap Growth Portfolio             N/A              N/A               -17.37%            5/1/2001

A Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.

B     10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2001
               (NOT REFLECTING THE OPTIONAL EER AND GRIB II FEES)

                                                                              SINCE INCEPTION OR
                                                                             10 YEARS WHICHEVER IS
PORTFOLIO                                      1 YEAR           5 YEAR              SHORTER         INCEPTION DATE
Alger American Balanced Portfolio              -3.59%           12.31%              10.14%            9/4/1989
Alger American Leveraged AllCap Portfolio     -17.31%           14.38%              20.76%            1/25/1995
Credit Suisse Trust-Emerging Markets
Portfolio                                     -10.91%            N/A                -3.22%           12/31/1997
Credit Suisse Trust-Global Post-Venture
Capital Portfolio                             -29.64%            1.26%               0.66%            9/30/1996
Dreyfus I.P. MidCap Stock Portfolio            -4.72%            N/A                 1.71%           10/15/1993
Dreyfus Socially Responsible Growth
Fund, Inc. Portfolio                          -23.93%            6.49%              10.71%            5/1/1998
INVESCO VIF-Utilities Fund Portfolio          -33.36%            4.13%               5.60%            1/3/1995
Scudder 21st Century Growth Portfolio         -24.58%            N/A                 0.02%            5/3/1999
Scudder Capital Growth Portfolio              -20.77%            8.63%               9.60%            5/3/1999
Scudder Global Discovery Portfolio            -26.01%            7.37%               7.27%            5/1/1997
Scudder Growth and Income Portfolio           -12.79%            3.42%               8.83%            1/1/1990
Scudder Health Sciences Portfolio               N/A              N/A                 5.29%            5/1/1996
Scudder International Portfolio               -31.78%           -0.02%               4.50%            5/5/1998
Scudder Aggressive Growth Portfolio           -23.84%            N/A                -0.78%            5/1/1996
Scudder Blue Chip Portfolio                   -17.52%            N/A                 2.46%            1/1/1990
Scudder Contrarian Value Portfolio             -1.43%            1.81%               4.32%            1/1/1990
Scudder Global Blue Chip Portfolio            -19.41%            N/A                -2.45%            5/2/1994
Scudder Government Securities Portfolio        1.91%            -0.58%              -1.38%            5/1/2001
Scudder Growth Portfolio                      -30.48%           -9.17%              -2.78%            1/1/1990
Scudder High Income Portfolio                 -11.20%           -9.13%              -3.88%            1/1/1990
Scudder International Select Equity
Portfolio                                     -37.04%          -10.37%              -1.74%            1/6/1992
Scudder Investment Grade Bond Portfolio        -0.87%            0.80%               1.14%            5/1/1996
Scudder Money Market Portfolio                 2.24%             3.47%               1.12%            1/1/1990
Scudder Small Cap Growth Portfolio            -40.54%           -5.62%               2.47%            5/2/1994
Scudder Technology Growth Portfolio           -33.62%            N/A                -4.03%            5/3/1999
Scudder Total Return Portfolio                -13.66%           -4.70%              -2.26%            1/1/1990

                                                                              SINCE INCEPTION OR
                                                                             10 YEARS WHICHEVER IS
PORTFOLIO                                      1 YEAR           5 YEAR              SHORTER         INCEPTION DATE
SVS Davis Venture Value Portfolio               N/A              N/A                -6.07%            5/1/2001
SVS Dreman Financial Services Portfolio        -7.89%            N/A                 0.52%            5/4/1998
SVS Dreman High Return Equity Portfolio        -1.17%            N/A                 0.80%            5/4/1998
SVS Dreman Small Cap Value Portfolio           15.75%           3.71%                3.41%            5/1/1996
SVS Eagle Focused Large Cap Growth
Portfolio                                     -18.37%            N/A                -3.98%           10/29/1999
SVS Focus Value + Growth Portfolio            -21.63%           1.49%                3.59%            5/1/1996
SVS Index 500 Portfolio                       -14.00%            N/A                -7.96%            9/1/1999
SVS INVESCO Dynamic Growth Portfolio            N/A              N/A               -12.98%            5/1/2001
SVS Janus Growth And Income Portfolio         -14.37%            N/A                -6.02%           10/29/1999
SVS Janus Growth Opportunities Portfolio      -24.93%            N/A               -11.90%           10/29/1999
SVS MFS Strategic Value Portfolio               N/A              N/A                  N/A             5/1/2002
SVS Oak Strategic Equity Portfolio              N/A              N/A               -24.84%            5/1/2001
SVS Turner Mid-Cap Growth Portfolio             N/A              N/A               -12.69%            5/1/2001

A Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.

B     10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2001
              (REFLECTING THE OPTIONAL EER AND GRIB II RIDER FEES)


                                                                              SINCE INCEPTION OR
                                                                             10 YEARS WHICHEVER IS
PORTFOLIO                                      1 YEAR           5 YEAR              SHORTER         INCEPTION DATE
Alger American Balanced Portfolio              -9.45%           11.15%               9.47%             9/4/1989
Alger American Leveraged AllCap Portfolio     -22.32%           13.31%              20.17%            1/25/1995
Credit Suisse Trust-Emerging Markets
Portfolio                                     -16.32%            N/A                -5.06%           12/31/1997
Credit Suisse Trust-Global Post-Venture
Capital Portfolio                             -33.89%           -0.15%              -0.69%            9/30/1996
Dreyfus I.P. MidCap Stock Portfolio           -10.51%            N/A                -0.36%           10/15/1993
Dreyfus Socially Responsible Growth
Fund, Inc. Portfolio                          -28.53%            5.23%              10.08%             5/1/1998
INVESCO VIF-Utilities Fund Portfolio          -37.38%            2.79%               4.74%             1/3/1995
Scudder 21st Century Growth Portfolio         -29.14%            N/A                -2.41%             5/3/1999
Scudder Capital Growth Portfolio              -25.57%            7.43%               8.97%             5/3/1999
Scudder Global Discovery Portfolio            -30.48%            6.10%               6.19%             5/1/1997
Scudder Growth and Income Portfolio           -18.09%            2.02%               8.21%             1/1/1990
Scudder Health Sciences Portfolio               N/A              N/A                -1.05%             5/1/1996
Scudder International Portfolio               -35.90%           -1.41%               3.83%             5/5/1998
Scudder Aggressive Growth Portfolio           -28.45%            N/A                -3.19%             5/1/1996
Scudder Blue Chip Portfolio                   -22.52%            N/A                 0.94%             1/1/1990
Scudder Contrarian Value Portfolio             -7.43%            0.36%               3.15%             1/1/1990
Scudder Global Blue Chip Portfolio            -24.29%            N/A                -4.44%             5/2/1994
Scudder Government Securities Portfolio        -4.29%           -2.10%              -2.36%             5/1/2001
Scudder Growth Portfolio                      -34.68%          -10.59%              -3.62%             1/1/1990
Scudder High Income Portfolio                 -16.59%          -10.61%              -4.80%             1/1/1990
Scudder International Select Equity
Portfolio                                     -40.83%          -11.73%              -2.49%             1/6/1992
Scudder Investment Grade Bond Portfolio        -6.90%           -0.70%              -0.17%             5/1/1996
Scudder Money Market Portfolio                 -3.98%            1.99%               0.20%             1/1/1990
Scudder Small Cap Growth Portfolio            -44.12%           -6.97%               1.80%             5/2/1994
Scudder Technology Growth Portfolio           -37.62%            N/A                -6.35%             5/3/1999
Scudder Total Return Portfolio                -18.90%           -6.17%              -3.20%             1/1/1990

                                                                              SINCE INCEPTION OR
                                                                             10 YEARS WHICHEVER IS
PORTFOLIO                                      1 YEAR           5 YEAR              SHORTER         INCEPTION DATE
SVS Davis Venture Value Portfolio               N/A              N/A               -11.71%             5/1/2001
SVS Dreman Financial Services Portfolio       -13.48%            N/A                -1.58%             5/4/1998
SVS Dreman High Return Equity Portfolio        -7.19%            N/A                -1.30%             5/4/1998
SVS Dreman Small Cap Value Portfolio           8.99%             2.21%               2.12%             5/1/1996
SVS Eagle Focused Large Cap Growth
Portfolio                                     -23.31%            N/A                -6.89%           10/29/1999
SVS Focus Value + Growth Portfolio            -26.38%            0.09%               2.44%             5/1/1996
SVS Index 500 Portfolio                       -19.22%            N/A               -10.61%             9/1/1999
SVS INVESCO Dynamic Growth Portfolio            N/A              N/A               -18.20%             5/1/2001
SVS Janus Growth And Income Portfolio         -19.56%            N/A                -8.90%           10/29/1999
SVS Janus Growth Opportunities Portfolio      -29.47%            N/A               -14.65%           10/29/1999
SVS MFS Strategic Value Portfolio               N/A              N/A                  N/A              5/1/2002
SVS Oak Strategic Equity Portfolio              N/A              N/A               -29.33%             5/1/2001
SVS Turner Mid-Cap Growth Portfolio             N/A              N/A               -17.92%             5/1/2001

A Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.

B     10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2001
                 (REFLECTING THE OPTIONAL EER AND GRIB II FEES)

                                                                              SINCE INCEPTION OR
                                                                             10 YEARS WHICHEVER IS
PORTFOLIO                                      1 YEAR           5 YEAR              SHORTER         INCEPTION DATE
Alger American Balanced Portfolio              -4.26%           11.71%               9.50%             9/4/1989
Alger American Leveraged AllCap Portfolio     -17.95%           13.83%              20.32%            1/25/1995
Credit Suisse Trust-Emerging Markets
Portfolio                                     -11.57%            N/A                -3.93%           12/31/1997
Credit Suisse Trust-Global Post-Venture
Capital Portfolio                             -30.25%            0.63%               0.00%            9/30/1996
Dreyfus I.P. MidCap Stock Portfolio            -5.38%            N/A                 1.10%           10/15/1993
Dreyfus Socially Responsible Growth
Fund, Inc. Portfolio                          -24.56%            5.91%              10.16%             5/1/1998
INVESCO VIF-Utilities Fund Portfolio          -33.97%            3.53%               5.06%             1/3/1995
Scudder 21st Century Growth Portfolio         -25.21%            N/A                -0.46%             5/3/1999
Scudder Capital Growth Portfolio              -21.40%            8.06%               9.00%             5/3/1999
Scudder Global Discovery Portfolio            -26.64%            6.76%               6.70%             5/1/1997
Scudder Growth and Income Portfolio           -13.45%            2.78%               8.29%             1/1/1990
Scudder Health Sciences Portfolio               N/A              N/A                 7.80%             5/1/1996
Scudder International Portfolio               -32.39%           -0.65%               3.87%             5/5/1998
Scudder Aggressive Growth Portfolio           -24.48%            N/A                -1.27%             5/1/1996
Scudder Blue Chip Portfolio                   -18.16%            N/A                 1.91%             1/1/1990
Scudder Contrarian Value Portfolio             -2.11%            1.15%               3.73%             1/1/1990
Scudder Global Blue Chip Portfolio            -20.05%            N/A                -3.03%             5/2/1994
Scudder Government Securities Portfolio        1.23%            -1.34%              -2.30%             5/1/2001
Scudder Growth Portfolio                      -31.10%           -9.93%              -3.57%             1/1/1990
Scudder High Income Portfolio                 -11.86%           -9.94%              -4.75%             1/1/1990
Scudder International Select Equity
Portfolio                                     -37.64%          -11.09%              -2.34%             1/6/1992
Scudder Investment Grade Bond Portfolio        -1.54%            0.08%               0.47%             5/1/1996
Scudder Money Market Portfolio                  1.56%            2.76%               0.26%             1/1/1990
Scudder Small Cap Growth Portfolio            -41.14%           -6.27%               1.92%             5/2/1994
Scudder Technology Growth Portfolio           -34.23%            N/A                -4.48%             5/3/1999
Scudder Total Return Portfolio                -14.31%           -5.45%              -3.14%             1/1/1990

                                                                              SINCE INCEPTION OR
                                                                             10 YEARS WHICHEVER IS
PORTFOLIO                                      1 YEAR           5 YEAR              SHORTER         INCEPTION DATE
SVS Davis Venture Value Portfolio               N/A              N/A                -9.12%             5/1/2001
SVS Dreman Financial Services Portfolio        -8.55%            N/A                -0.12%             5/4/1998
SVS Dreman High Return Equity Portfolio        -1.85%            N/A                 0.16%             5/4/1998
SVS Dreman Small Cap Value Portfolio           15.04%            2.98%               2.74%             5/1/1996
SVS Eagle Focused Large Cap Growth
Portfolio                                     -19.01%            N/A                -4.61%           10/29/1999
SVS Focus Value + Growth Portfolio            -22.27%            0.87%               3.04%             5/1/1996
SVS Index 500 Portfolio                       -14.65%            N/A                -8.56%             9/1/1999
SVS INVESCO Dynamic Growth Portfolio            N/A              N/A               -18.94%             5/1/2001
SVS Janus Growth And Income Portfolio         -15.02%            N/A                -6.66%           10/29/1999
SVS Janus Growth Opportunities Portfolio      -25.56%            N/A               -12.55%           10/29/1999
SVS MFS Strategic Value Portfolio               N/A              N/A                  N/A              5/1/2002
SVS Oak Strategic Equity Portfolio              N/A              N/A               -34.89%             5/1/2001
SVS Turner Mid-Cap Growth Portfolio             N/A              N/A               -18.53%             5/1/2001

A Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.

B     10 year average annual return.


                        SUPPLEMENT DATED DECEMBER 6, 2002